GOODWILL AND INTANGIBLE ASSETS - Carrying value of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 400,160	$ 3,732
Goodwill, Ending Balance	437,398	400,160
Delta Private Jets LLC
Goodwill [Line Items]
Acquisition		341,671
Gama Aviation LLC
Goodwill [Line Items]
Acquisition		$ 54,757
Travel Management Company, LLC
Goodwill [Line Items]
Acquisition	$ 37,238